Consolidated statements of operations and comprehensive income (loss) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Net sales		$ 193,133		$ 550,771	$ 437,963
Cost of sales		180,845		463,054	468,202
Additions to lower of cost or market inventory reserve				1,509	18,974
Gross profit		12,288		87,923	(29,027)
Research and development		1,083		3,456	2,534
Selling and administrative expenses		23,768		52,506	58,515
Impairment of longlived assets and goodwill					2,843
Operating loss		(12,563)		35,493	(92,053)
Other expense (income), net		(813)		(2,104)	(4,266)
Interest expense		9,999		30,823	26,914
Interest income		(6)		(395)	(358)
Loss from continuing operations before provision for income taxes		(21,743)		3,431	(116,421)
Provision for (benefit from) income taxes		6,882		(10,781)	(7,552)
Net income (loss) from continuing operations		(28,625)		14,212	(108,869)
Loss from discontinued operations, net of tax	[1]	(4,926)		(6,229)	(126,974)
Net loss		$ (33,551)		$ 7,983	$ (235,843)
Net income (loss) per share (usd per share)		$ (0.11)		$ 0.03	$ (0.78)
Income (loss) from continuing operations per common share (usd per share)		$ (0.09)		$ 0.05	$ (0.36)
Weighted average common shares outstanding (shares)		302,225,923		302,225,923	302,225,923
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)		$ (33,551)		$ 7,983	$ (235,843)
Foreign currency translation adjustments		(10,133)		23,028	2,574
Commodities and foreign currency derivatives and other, net of tax of $0, ($20), $21 and ($68), respectively		(124)		4,819	125
Other comprehensive (loss) income, net of tax		(10,257)		27,847	2,699
Comprehensive loss		$ (43,808)		$ 35,830	$ (233,144)
Predecessor [Member]
Net sales			$ 339,907
Cost of sales			305,001
Gross profit			34,906
Research and development			3,377
Selling and administrative expenses			64,397
Impairment of longlived assets and goodwill			35,381
Operating loss			(68,249)
Other expense (income), net			1,421
Interest expense			26,211
Interest income			(363)
Loss from continuing operations before provision for income taxes			(95,518)
Provision for (benefit from) income taxes			6,452
Net income (loss) from continuing operations			(101,970)
Loss from discontinued operations, net of tax	[1]		(18,679)
Net loss			$ (120,649)
Net income (loss) per share (usd per share)			$ (0.88)
Income (loss) from continuing operations per common share (usd per share)			$ (0.74)
Weighted average common shares outstanding (shares)			137,152,430
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)			$ (120,649)
Foreign currency translation adjustments			(27,936)
Commodities and foreign currency derivatives and other, net of tax of $0, ($20), $21 and ($68), respectively			1,262
Other comprehensive (loss) income, net of tax			(26,674)
Comprehensive loss			$ (147,323)

[1]	Loss on discontinued operations includes a pretax impairment charge of $119,907 in the year ended December 31, 2016. See Note 3 “Discontinued Operations and Related Assets Held for Sale”